Income tax expense - Tax rates (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income tax expense
Applicable tax rate	27.74%	27.52%	27.52%
Reconciling item for tax loss carryforwards	€ (42)	€ (3,500)	€ 4,064
Deferred tax reflected in equity		(1,249)
Deferred tax expense (income)	3,095	(3,487)	1,179
Non-recognition on deferred tax assets on loss carryforwards	€ (42)	(3,500)	€ 4,064
Recognized through equity		€ (1,249)
Germany
Income tax expense
Applicable tax rate	27.74%	27.52%	27.52%
Corporate tax rate	15.00%
Solidarity surcharge on corporate tax rate	5.50%
Trade tax rate	11.92%
Primary deferred tax rate	27.45%	27.45%
Minimum | Non German
Income tax expense
Applicable tax rate	2.50%	21.00%
Maximum | Non German
Income tax expense
Applicable tax rate	29.40%	25.00%